RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Disclosure of related party [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 45: RELATED PARTY TRANSACTIONS
Key management personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of an entity; the Group’s key management personnel are the members of the Lloyds Banking Group plc Group Executive Committee together with its Non-Executive Directors.
The table below details, on an aggregated basis, key management personnel compensation:

	2021	2020	2019
	£m	£m	£m
Compensation
Salaries and other short-term benefits	10	13	15
Post-employment benefits	—	—	—
Share-based payments	15	13	15
Total compensation	25	26	30
Aggregate contributions in respect of key management personnel to defined contribution pension schemes were £nil (2020: £nil; 2019: £nil).

	2021	2020	2019
	million	million	million
Share option plans
At 1 January	—	—	—
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	—	—	—
Exercised/lapsed (includes entitlements of former key management personnel)	—	—	—
At 31 December	—	—	—

	2021	2020	2019
	million	million	million
Share plans
At 1 January	117	101	84
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	19	46	46
Exercised/lapsed (includes entitlements of former key management personnel)	(62)	(30)	(29)
At 31 December	74	117	101
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2021	2020	2019
	£m	£m	£m
Loans
At 1 January	2	2	2
Advanced (includes loans of appointed key management personnel)	1	—	1
Repayments (includes loans of former key management personnel)	—	—	(1)
At 31 December	3	2	2
The loans are on both a secured and unsecured basis and are expected to be settled in cash. The loans attracted interest rates of between 0.39 per cent and 22.93 per cent in 2021 (2020: 0.39 per cent and 24.20 per cent; 2019: 6.45 per cent and 24.20 per cent).
No provisions have been recognised in respect of loans given to key management personnel (2020 and 2019: £nil).

	2021	2020	2019
	£m	£m	£m
Deposits
At 1 January	10	23	20
Placed (includes deposits of appointed key management personnel)	26	25	44
Withdrawn (includes deposits of former key management personnel)	(25)	(38)	(41)
At 31 December	11	10	23
Deposits placed by key management personnel attracted interest rates of up to 1.0 per cent (2020: 2.0 per cent; 2019: 3.0 per cent).
At 31 December 2021, the Group did not provide any guarantees in respect of key management personnel (2020 and 2019: none).
At 31 December 2021, transactions, arrangements and agreements entered into by the Group’s banking subsidiaries with Directors and connected persons included amounts outstanding in respect of loans and credit card transactions of £0.9 million with two Directors and one connected person (2020: £0.6 million with four Directors and two connected persons; 2019: £0.6 million with four Directors and two connected persons).
Subsidiaries
In accordance with IFRS 10 Consolidated Financial Statements, transactions and balances with subsidiaries have been eliminated on consolidation.
Pension funds
The Group provides banking and some investment management services to certain of its pension funds. At 31 December 2021, customer deposits of £480 million (2020: £151 million) and investment and insurance contract liabilities of £144 million (2020: £152 million) related to the Group’s pension funds. As disclosed in note 34, the Group’s main pension funds have entered into a longevity insurance arrangement that was structured as a pass-through involving Scottish Widows.
Collective investment vehicles
The Group manages 145 (2020: 137) collective investment vehicles, such as Open-Ended Investment Companies (OEICs) and of these 73 (2020: 76) are consolidated. The Group invested £427 million (2020: £659 million) and redeemed £820 million (2020: £1,159 million) in the unconsolidated collective investment vehicles during the year and had investments, at fair value, of £1,965 million (2020: £2,234 million) at 31 December. The Group earned fees of £96 million from the unconsolidated collective investment vehicles during 2021 (2020: £93 million).
Joint ventures and associates
At 31 December 2021 there were loans and advances to customers of £14 million (2020: £28 million) outstanding and balances within customer deposits of £22 million (2020: £73 million) relating to joint ventures and associates.
During the year the Group paid fees of £7 million (2020: £7 million) to its Schroders Personal Wealth joint venture and also made a payments of £10 million (2020: £20 million) under the terms of agreements put in place on the establishment of the joint venture.
In addition to the above balances, the Group has a number of other associates held by its venture capital business that it accounts for at fair value through profit or loss. At 31 December 2021, these companies had total assets of £3,889 million (2020: £4,387 million), total liabilities of £4,412 million (2020: £4,928 million) and for the year ended 31 December 2021 had turnover of £3,686 million (2020: £3,857 million) and made a net loss of £187 million (2020: net loss of £435 million). In addition, the Group has provided £1,265 million (2020: £1,295 million) of financing to these companies on which it received £86 million (2020: £91 million) of interest income in the year.